Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrants [Abstract]
WARRANTS

9. WARRANTS

The following table summarizes information about outstanding stock warrants as of June 30, 2018, all of which are exercisable:

		Series 2 Preferred	Weighted Average
Exercise	Common Stock Warrants	Stock Warrants	Remaining
Price	Outstanding	Outstanding	Contractual Life

$10.00	200,000		1 years
$5.50	177,303		3 years
$1,250	-	439	5 years
	377,303	439

On April 3, 2018, FlexShopper entered into the Sixth Amendment to the Credit Agreement. The Sixth Amendment provided for 175,000 warrants with an exercise price of $0.01 to be issued to the Lender. On May 23, 2018, the Lender exercised the stock warrants.

8. WARRANTS:

On June 24, 2016, the Company granted warrants to one of the Company’s placement agents to purchase 439 shares of the Company’s Series 2 Convertible Preferred Stock at an initial exercise price of $1,250 per share. The exercise price and aggregate number of shares are subject to adjustment as set forth in the agreement.

The following information was input into the Black Scholes pricing model to compute a fair value of $342.71 for each warrant for a total fair value of $150,451.

Exercise price	$1,250
Expected life	7 years
Expected volatility	38%
Dividend yield	0%
Risk-free interest rate	1.35%

The following table summarizes information about outstanding stock warrants as of December 31, 2017, all of which are exercisable:

Exercise	Common Stock Warrants	Series 2 Preferred Stock Warrants	Weighted Average Remaining
Price	Outstanding	Outstanding	Contractual Life

$11.00	134,250		1 years
$10.00	200,000		3 years
$5.50	177,303		4 years
$1,250	-	439	6 years
	511,553	439